Related party balances and transactions	12 Months Ended
Dec. 31, 2018
Related party balances and transactions
Related party balances and transactions

9. Related party balances and transactions

In 2016, the Group received loan from Mr. Tang Yue (Founder and Chief Executive Officer) of RMB325,427,200 to support the Group’s working capital management and repaid Mr. Tang Yue RMB331,216,528. As of December 31, 2016, the amounts due to Mr. Tang Yue were RMB106,645,844. The related party loan is interest-free loan payable on demand.

During 2017, the Group received RMB285.5 million loan from Mr. Tang Yue to support the Group’s working capital management which was subsequently fully repaid during the year. In addition, the Group separately provided loan of RMB217.0 million to Zijinzhonghao (Zhejiang) Investment Co., Ltd. (“ZJZH”) now known as Zijinzhonghao (Zhejiang) Investment Co., Ltd., an entity controlled by Mr. Tang Yue for its short‑term working capital needs, which was subsequently fully settled in July 2017. By the end of December 31, 2017, all outstanding related party loans were fully settled.

In 2018, Jiangxi Ruijing provided guarantee over loans facilitated with a principal amount of RMB1,333,503,026 (US$193,949,971) through the Company’s platform and received RMB21,918,796 (US$3,187,957) guarantee fees from the borrowers. In 2018, the Group remitted RMB20,000,000 (US$2,908,879) to Jiangxi Ruijing as a form of security deposit to cover for any circumstances in which the loans referred by Company were fictitious.